Investment in Associates - Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of associates [line items]
Beginning balance	$ 4,656
Exceptional share of results of associates	1,143
Ending balance	4,728
AB InBev Efes [member]
Disclosure of associates [line items]
Beginning balance		$ 1,143
Exceptional share of results of associates		(1,143)
Castel [member]
Disclosure of associates [line items]
Beginning balance	3,293	3,400
Effect of movements in foreign exchange	52	(245)
Share of results of associates	67	82
Ending balance	3,412	3,237
Anadolu Efes [member]
Disclosure of associates [line items]
Beginning balance	171	201
Effect of movements in foreign exchange	(48)	(39)
Dividends received	(12)	(16)
Share of results of associates	4	(5)
Ending balance	$ 115	$ 141